Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events The Plan evaluated events and transactions that occurred between December 31, 2025 and the date these financial statements were issued, and no subsequent events were identified.